Average Annual Total Returns - Access Flex High Yield ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	OneYear		FiveYears		TenYears
Total	0.05%	5.03%	5.03%	Dec. 17, 2004	(0.89%)	3.70%	3.70%	none	3.28%	3.32%	(0.90%)	4.02%	4.00%	Dec. 17, 2004	4.66%	[1]	7.71%	[1]	6.06%	[1]

[1]	Reflects no deduction for fees, expenses or taxes.